Taxes - Reconciliation (Details)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Taxes.
Statutory rate in the PRC	25.00%	25.00%
Effect of the PRC preferential tax rate	(0.90%)	(2.00%)
Foreign tax rate differential	(23.40%)	(19.30%)
R&D additional deduction	0.40%	2.70%
Non-deductible expenses	0.60%	3.20%
Changes in valuation allowance	0.00%	(5.20%)
Effective tax rate	1.70%	4.40%